Lease Liability - 10-Q (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity related to lease liability [Abstract]
Balance at December 31, 2011	$ 1,682	$ 0
Charges utilized	(397)
Additional charges to operations	92	96
Balance at June 30, 2012	1,377	1,682
Less current portion	699	739	0
Lease liability	678	943	0
Warehouse space [Member]
Capital Leased Assets [Line Items]
Lease term	5 years	5 years
Activity related to lease liability [Abstract]
Balance at December 31, 2011	828	0
Charges utilized	(119)
Additional charges to operations	47	88
Balance at June 30, 2012	756	828
Less current portion	229	225
Lease liability	527	603
Office and manufacturing space [Member]
Activity related to lease liability [Abstract]
Balance at December 31, 2011	854	0
Charges utilized	(278)
Additional charges to operations	45	8
Balance at June 30, 2012	621	854
Less current portion	470	514
Lease liability	$ 151	$ 340